As filed with the Securities and Exchange Commission on January 26, 2010

File Nos. 333-62298 and 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM  N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                       [X]
                      Pre-Effective Amendment No.                                                                                                        [   ]
                      Post-Effective Amendment No.   174                                                                                             [X]

AND/OR

                   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]
                      Amendment No.   176_

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(414) 287-3338
(Registrant’s Telephone Number, including Area Code)

Rachel A. Spearo, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202
(414) 273-3500

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[X]                      immediately upon filing pursuant to paragraph (b).
[   ]                      on (date) pursuant to paragraph (b).
[   ]                      60 days after filing pursuant to paragraph (a)(1).
[   ]                      on (date) pursuant to paragraph (a)(1).
[   ]                      75 days after filing pursuant to paragraph (a)(2).
[   ]                      on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[   ]                      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose for this filing is to submit exhibits on Part C.  This Post-Effective Amendment incorporates by reference Parts A and B of Post-Effective Amendment No. 167, filed on December 16, 2009.

TRUST FOR PROFESSIONAL MANAGERS
PART C
PMC FUNDS

OTHER INFORMATION

Item 28.  Exhibits.

(a)	Declaration of Trust

(1)
Amended and Restated Certificate of Trust — Previously filed with Registrant’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A with the SEC on April 18, 2008, and is incorporated by reference.

(2)
Amended and Restated Declaration of Trust — Previously filed with Registrant’s Pre-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(b)
Amended and Restated Bylaws — Previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(c)	Instruments Defining Rights of Security Holders — Incorporated by reference to the Declaration of Trust and Bylaws.

(d)	Investment Advisory Agreements

(1)
Investment Advisory Agreement – Previously filed with Registrant’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A with the SEC on August 25, 2009, and is incorporated by reference.

(2)	Investment Sub-Advisory Agreement between Adviser and Delaware Management Company – Filed herewith.

(3)
Investment Sub-Advisory Agreement between Adviser and Neuberger Berman Fixed Income, LLC – Previously filed with Registrant’s Post-Effective Amendment No. 137 to its Registration Statement on Form N-1A with the SEC on May 14, 2009, and is incorporated by reference.

(4)
Investment Sub-Advisory Agreement between Adviser and Loomis, Sayles & Company, LP – Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(5)
Amendment to Sub-Advisory Agreement between Adviser and Loomis, Sayles & Company, LP – Previously filed with Registrant’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A with the SEC on August 25, 2009, and is incorporated by reference.

(6)
Investment Sub-Advisory Agreement between Adviser and Mellon Capital Management Corporation – Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(7)
Amendment to Sub-Advisory Agreement between Adviser and Mellon Capital Management Corporation – Previously filed with Registrant’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A with the SEC on August 25, 2009, and is incorporated by reference.

(8)
Investment Sub-Advisory Agreement between Adviser and Schroder Investment Management North America Inc. – Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(9)
Investment Sub-Advisory Agreement between Adviser and Neuberger Berman Management LLC – Previously filed with Registrant’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A with the SEC on August 25, 2009, and is incorporated by reference.

(e)	Underwriting Agreement

(1)	Underwriting Agreement — Previously filed with Registrant’s Post-Effective Amendment No. 137 to its Registration Statement on Form N-1A with the SEC on May 14, 2009, and is incorporated by reference.

(2)
First Amendment to the Underwriting Agreement – Previously filed with Registrant’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A with the SEC on August 25, 2009, and is incorporated by reference.

(f)	Bonus or Profit Sharing Contracts — Not applicable.

(g)	Custody Agreement

(1)	Custody Agreement — Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(2)
First Amendment to Custody Agreement – Previously filed with Registrant’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A with the SEC on August 25, 2009, and is incorporated by reference.

(h)	Other Material Contracts

(1)
(a) Fund Administration Servicing Agreement — Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(b) First Amendment to Fund Administration Servicing Agreement – Previously filed with Registrant’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A with the SEC on August 25, 2009, and is incorporated by reference.

(2)
(a) Transfer Agent Servicing Agreement – Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(b) Addendum to Transfer Agent Servicing Agreement – Previously filed with Registrant’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A with the SEC on August 25, 2009, and is incorporated by reference.

(3)
(a) Fund Accounting Servicing Agreement — Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(b) First Amendment to Fund Accounting Servicing Agreement – Previously filed with Registrant’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A with the SEC on August 25, 2009, and is incorporated by reference.

(4)	Power of Attorney — Filed herewith.

(5)
Operating Expense Limitation Agreement — Previously filed with Registrant’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A with the SEC on August 25, 2009, and is incorporated by reference.

(i)
(1) Opinion and Consent of Counsel — Previously filed with Registrant’s Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A with the SEC on September 11, 2007, and is incorporated by reference.

(2)Opinion and Consent of Counsel for the Diversified Equity Fund – Previously filed with Registrant’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A with the SEC on August 25, 2009, and is incorporated by reference.

(3) Consent of Counsel – Not applicable.

(j)	Consent of Independent Auditors— Not applicable.

(k)	Omitted Financial Statements — Not applicable.

(l)
Agreement Relating to Initial Capital — Previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on December 19, 2003, and is incorporated by reference.

(m)	Rule 12b-1 Plan — Previously filed with Registrant’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A with the SEC on August 25, 2009, and is incorporated by reference.

(n)	Rule 18f-3 Plan — not applicable.

(o)	Reserved.

(p)	Codes of Ethics

(1)
Code of Ethics for Registrant — Previously filed with Registrant’s Post-Effective Amendment No. 162 to its Registration Statement on Form N-1A with the SEC on November 9, 2009, and is incorporated by reference.

(2)
Codes of Ethics for Fund’s and the Adviser — Previously filed with Registrant’s Post-Effective Amendment No. 120 to its Registration Statement on Form N-1A with the SEC on December 23, 2008, and is incorporated by reference.

(3)
Code of Ethics for Mellon Capital Management Corporation – Previously filed with Registrant’s Post-Effective Amendment No. 75 to its Registration Statement on Form N-1A with the SEC on November 21, 2007, and is incorporated by reference.

(4)
Code of Ethics for Delaware Management Company – Previously filed with Registrant’s Post-Effective Amendment No. 75 to its Registration Statement on Form N-1A with the SEC on November 21, 2007, and is incorporated by reference.

(5)
Code of Ethics for Neuberger Berman Management LLC and Neuberger Berman Fixed Income LLC – Previously filed with Registrant’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A with the SEC on August 25, 2009, and is incorporated by reference.

(6)
Code of Ethics for Loomis, Sayles & Company, LP – Previously filed with Registrant’s Post-Effective Amendment No. 75 to its Registration Statement on Form N-1A with the SEC on November 21, 2007, and is incorporated by reference.

(7)
Code of Ethics for Schroder Investment Management North America Inc. – Previously filed with Registrant’s Post-Effective Amendment No. 75 to its Registration Statement on Form N-1A with the SEC on November 21, 2007, and is incorporated by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser.

Envestment Asset Management, Inc. (the “Adviser”) serves as the investment adviser for the PMC Funds (the “Funds”).  The principal business address of the Adviser is 35 East Wacker Drive, Suite 2400, Chicago, IL 60601.  With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the Securities and Exchange Commission (“SEC”) and dated August 6, 2009.

Delaware Management Company (“Delaware”) serves as an investment sub-adviser for the PMC Diversified Equity Fund.  The principal business address of Delaware is One Commerce Square, 2005 Market Street, Philadelphia, PA 19103.  With respect to Delaware, the response to this Item is incorporated by reference to Delaware’s Form ADV on file with the SEC and dated January 14, 2010.

Loomis, Sayles & Company, L.P. (“Loomis”) serves as an investment sub-adviser for the PMC Diversified Equity Fund.  The principal business address of Loomis is One Financial Center, Boston, MA 02111.  With respect to Loomis, the response to this Item is incorporated by reference to Loomis’s Form ADV on file with the SEC and dated August 18, 2009.

Mellon Capital Management Corporation (“Mellon”) serves as an investment sub-adviser for the PMC Diversified Equity Fund.  The principal business address of Mellon is 50 Fremont Street, Suite 3900, San Francisco, CA 94105.  With respect to Mellon, the response to this Item is incorporated by reference to Mellon’s Form ADV on file with the SEC and dated August 19, 2009.

Neuberger Berman Fixed Income LLC (“NBFI”) serves as an investment sub-adviser for the PMC Core Fixed Income Fund.  The principal business address of NBFI is 190 South LaSalle Street, Suite 2400, Chicago, IL 60603.  With respect to NBFI, the response to this Item is incorporated by reference to NBFI’s Form ADV on file with the SEC and dated June 5, 2009.

Neuberger Berman Management LLC (“Neuberger”) serves as an investment sub-adviser for the PMC Diversified Equity Fund.  The principal business address of Neuberger is 605 Third Avenue, New York, NY 10158.  With respect to Neuberger, the response to this Item is incorporated by reference to Neuberger’s Form ADV on file with the SEC and dated June 29, 2009.

Schroder Investment Management North America Inc. (“Schroder”) serves as an investment sub-adviser for the PMC Core Fixed Income Fund.  The principal business address of Schroder is 875 Third Avenue, 22nd Floor, New York, NY 10022.  With respect to Schroder, the response to this Item is incorporated by reference to Schroder’s Form ADV on file with the SEC and dated May 4, 2009.

The Form ADV for the Adviser and Sub-Advisers listed above may be obtained, free of charge, on the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a) In addition to the Registrant, Foreside Fund Services, LLC (“Foreside”) acts as principal underwriter for the following investment companies:

American Beacon Funds
American Beacon Mileage Funds
American Beacon Select Funds
Henderson Global Funds
Bridgeway Funds, Inc.
Century Capital Management Trust
Sound Shore Fund, Inc.

Forum Funds
Central Park Group Multi-Event Fund
The CNL Funds
Nomura Partners Funds, Inc.
Wintergreen Fund, Inc.
RevenueShares ETF Trust
Direxion Shares ETF Trust
Javelin Exchange-Traded Trust
AdvisorShares Trust
Liberty Street Horizon Fund, Series of the Investment Managers Series Trust
Old Mutual Global Shares Trust

(b) The following table identifies the officers of Foreside and their positions, if any, with the Fund.  The principal business address of each of these individuals is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Position with Underwriter	Positions and Offices with Registrant
Mark S. Redman	President	None
Richard J. Berthy	Vice President and Treasurer	None
Jennifer E. Hoopes	Secretary	None
Nanette K. Chern	Chief Compliance Officer and Vice President	None
Mark A. Fairbanks	Director of Compliance and Vice President	None

(c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Funds during the last fiscal year by the principal underwriter who is not an affiliated person of the Funds.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commission	(3) Compensation on Redemption and Repurchases	(4) Brokerage Commissions	(5) Other Compensation
Foreside Fund Services, LLC	None	None	None	$158,846*
* Consists of Rule 12b-1 fees paid to the principal underwriter by the Core Fixed Income Fund, of which $150,904 was paid by the principal underwriter as compensation to dealers engaged in the distribution of the Core Fixed Income Fund’s shares.  The Diversified Equity Fund paid no Rule 12b-1 fees during the last fiscal year.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Envestnet Asset Management, Inc. 35 East Wacker Drive, Suite 2400 Chicago, IL 60601
Registrant’s Investment Sub-Advisers
Delaware Management Company
2005 Market Street
Philadelphia, PA 19103
Loomis, Sayles & Company L.P.
One Financial Center
Boston, MA 02111
Mellon Capital Management Corporation
50 Fremont Street, Suite 3900
San Francisco, CA 94105
Neuberger Berman Fixed Income LLC
190 South LaSalle Street, Suite 2400
Chicago, IL 60603
Neuberger Berman Management LLC
605 Third Avenue
New York, NY 10158
Schroder Investment Management North America Inc.
875 Third Avenue, 22nd Floor
New York, NY 10022

Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

Item 34.  Management Services.

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.  Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 26th day of January, 2010.

                    TRUST FOR PROFESSIONAL MANAGERS

                      By:  /s/ John Buckel
                     John Buckel
                     Vice President, Treasurer and Principal Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on January 26, 2010 by the following persons in the capacities indicated.

Signature	Title
Joseph C. Neuberger*	Chairperson, President and Trustee
Joseph C. Neuberger
Dr. Michael D. Akers*
Dr. Michael D. Akers	Independent Trustee
Gary A. Drska*
Gary A. Drska	Independent Trustee
Jonas B. Siegel*
Jonas B. Siegel	Independent Trustee
* By /s/ John Buckel
John Buckel *Attorney-in-Fact pursuant to Power of Attorney filed herewith.

EXHIBIT INDEX

Exhibit	Exhibit No.
Investment Sub-Advisory Agreement between Adviser and Delaware Management Company	Ex-99.d.2
Power of Attorney	Ex-99.h.4